Goodwill and intangible assets, Goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
Goodwill	€ 2,074.4	€ 2,047.8
Project Delivery [Member]
Goodwill [Abstract]
Goodwill	1,542.8
Technology, Products & Services [Member]
Goodwill [Abstract]
Goodwill	€ 531.6